SHARE CAPITAL - Disclosure of black-scholes valuation of stock options granted (Details)			1 Months Ended				12 Months Ended
	Dec. 15, 2020 $ / shares	Oct. 05, 2020 $ / shares	Dec. 16, 2021 $ / shares	Feb. 24, 2021 $ / shares	Sep. 22, 2020 $ / shares	Mar. 16, 2020 $ / shares	Dec. 31, 2021 Year $ / shares	Dec. 31, 2020 Year $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend rate							0.00%	0.00%
Expected life of options							3.5
Weighted average of strike price of options granted | $ / shares	$ 3.70	$ 3.33	$ 2.04	$ 3.38	$ 3.39	$ 1.40	$ 2.31	$ 3.23
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected annualized volatility							51.73%	52.83%
Risk free interest rate							0.53%	0.33%
Expected life of options								3.5
Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected annualized volatility							51.81%	66.33%
Risk free interest rate							1.12%	0.63%
Expected life of options								5